Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017		Mar. 31, 2017
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	¥ 32,668,042		¥ 35,295,934
Available-for-sale securities, Gross unrealized gains	4,220,682		3,859,750
Available-for-sale securities, Gross unrealized losses	61,194		65,585
Available-for-sale securities, Fair value	36,827,530		39,090,099
Held-to-maturity securities, Amortized cost	3,230,851		3,587,321
Held-to-maturity securities, Gross unrealized gains	56,359		62,579
Held-to-maturity securities, Gross unrealized losses	9,401		12,149
Held-to-maturity securities, Fair value	3,277,809		3,637,751
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	22,226,590		25,435,570
Available-for-sale securities, Gross unrealized gains	289,182		396,057
Available-for-sale securities, Gross unrealized losses	7,149		5,339
Available-for-sale securities, Fair value	22,508,623		25,826,288
Held-to-maturity securities, Amortized cost	1,100,892		1,100,955
Held-to-maturity securities, Gross unrealized gains	40,268		43,115
Held-to-maturity securities, Fair value	1,141,160		1,144,070
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,248,562		1,010,336
Available-for-sale securities, Gross unrealized gains	6,912		9,598
Available-for-sale securities, Gross unrealized losses	4,863		4,445
Available-for-sale securities, Fair value	1,250,611		1,015,489
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	2,312,548		2,162,897
Available-for-sale securities, Gross unrealized gains	15,203		14,006
Available-for-sale securities, Gross unrealized losses	26,100		26,974
Available-for-sale securities, Fair value	2,301,651		2,149,929
Held-to-maturity securities, Amortized cost	58,633		61,135
Held-to-maturity securities, Gross unrealized gains	881		1,113
Held-to-maturity securities, Fair value	59,514		62,248
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,098,500		1,121,967
Available-for-sale securities, Gross unrealized gains	15,770		20,854
Available-for-sale securities, Gross unrealized losses	1,204		1,089
Available-for-sale securities, Fair value	1,113,066		1,141,732
Held-to-maturity securities, Amortized cost	50		100
Held-to-maturity securities, Fair value	50		100
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,470,166		1,203,685
Available-for-sale securities, Gross unrealized gains	983		551
Available-for-sale securities, Gross unrealized losses	11,070		15,318
Available-for-sale securities, Fair value	1,460,079		1,188,918
Held-to-maturity securities, Amortized cost	932,328		962,492
Held-to-maturity securities, Gross unrealized gains	3,985		4,009
Held-to-maturity securities, Gross unrealized losses	8,686	[1]	11,196	[2]
Held-to-maturity securities, Fair value	927,627		955,305
Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	3,963		4,662
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	82,618		80,564
Available-for-sale securities, Gross unrealized gains	694		454
Available-for-sale securities, Gross unrealized losses	442		750
Available-for-sale securities, Fair value	82,870		80,268
Held-to-maturity securities, Amortized cost	174,223		184,336
Held-to-maturity securities, Gross unrealized gains	5,237		5,065
Held-to-maturity securities, Gross unrealized losses	636	[1]	768	[2]
Held-to-maturity securities, Fair value	178,824		188,633
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	6,453		7,295
Debt Securities [Member] | Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,500,616		1,374,754
Available-for-sale securities, Gross unrealized gains	6,274		5,416
Available-for-sale securities, Gross unrealized losses	1,237		1,898
Available-for-sale securities, Fair value	1,505,653		1,378,272
Held-to-maturity securities, Amortized cost	964,725		1,278,303
Held-to-maturity securities, Gross unrealized gains	5,988		9,277
Held-to-maturity securities, Gross unrealized losses	79		185
Held-to-maturity securities, Fair value	970,634		1,287,395
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	161,044	[3]	169,185	[4]
Available-for-sale securities, Gross unrealized gains	4,309	[3]	4,899	[4]
Available-for-sale securities, Gross unrealized losses	2,267	[3]	3,295	[4]
Available-for-sale securities, Fair value	163,086	[3]	170,789	[4]
Debt Securities [Member] | Other Debt Securities [Member] | Private Placement Debt Conduit Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Fair value	153,030		160,479
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	2,567,398		2,736,976
Available-for-sale securities, Gross unrealized gains	3,881,355		3,407,915
Available-for-sale securities, Gross unrealized losses	6,862		6,477
Available-for-sale securities, Fair value	¥ 6,441,891		¥ 6,138,414

[1]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥3,963 million and ¥6,453 million, respectively, at September 30, 2017 and are not included in the table above.
[2]	MUFG Americas Holdings Corporation ("MUAH") reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss) ("Accumulated OCI") in the accompanying condensed consolidated balance sheets were ¥4,662 million and ¥7,295 million, respectively, at March 31, 2017 and are not included in the table above.
[3]	Other debt securities in the table above include ¥153,030 million of private placement debt conduit bonds.
[4]	Other debt securities in the table above include ¥160,479 million of private placement debt conduit bonds.